Vanguard® Financials Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Banks (36.1%)
	JPMorgan Chase & Co.	6,505,393	860,208
	Bank of America Corp.	16,001,781	595,266
	Wells Fargo & Co.	8,405,092	384,701
	Citigroup Inc.	4,372,778	233,550
	US Bancorp	3,106,922	164,884
	PNC Financial Services Group Inc.	922,524	161,820
	Truist Financial Corp.	2,929,285	145,703
	M&T Bank Corp.	395,426	71,165
*	SVB Financial Group	129,381	63,212
	First Republic Bank	389,234	60,343
	Fifth Third Bancorp	1,505,775	59,373
	Regions Financial Corp.	2,063,984	45,593
	Citizens Financial Group Inc.	1,091,812	45,179
	Huntington Bancshares Inc.	3,167,325	43,962
	KeyCorp	2,042,834	40,775
	Signature Bank	138,163	29,881
	First Horizon Corp.	1,176,305	26,855
	Comerica Inc.	288,656	24,019
	East West Bancorp Inc.	312,546	22,985
	Webster Financial Corp.	396,264	19,453
	Western Alliance Bancorp	234,798	19,106
	Zions Bancorp NA	333,852	19,043
	First Citizens BancShares Inc. Class A	26,319	18,434
	Cullen/Frost Bankers Inc.	133,986	16,746
	Commerce Bancshares Inc.	240,106	16,611
	Prosperity Bancshares Inc.	202,903	14,710
	Popular Inc.	176,105	14,390
	Synovus Financial Corp.	320,901	13,686
	Pinnacle Financial Partners Inc.	167,579	13,644
	SouthState Corp.	167,634	13,548
	First Financial Bankshares Inc.	297,860	12,284
	Glacier Bancorp Inc.	243,800	11,802
	Valley National Bancorp	928,479	11,801
	United Bankshares Inc.	302,463	11,361
	Bank OZK	268,396	11,130
	Wintrust Financial Corp.	126,169	11,026
	Cadence Bank	407,859	10,902
	Old National Bancorp	649,012	10,319
	Hancock Whitney Corp.	190,760	9,507
	FNB Corp.	781,619	9,497
	UMB Financial Corp.	101,863	9,407
	ServisFirst Bancshares Inc.	107,419	8,954

		Shares	Market Value ($000)
	Independent Bank Corp. (XNGS)	104,249	8,684
	Umpqua Holdings Corp.	477,055	8,420
	PacWest Bancorp	258,371	8,159
	CVB Financial Corp.	317,867	7,877
	Community Bank System Inc.	118,449	7,818
	BankUnited Inc.	186,503	7,770
	Home BancShares Inc.	341,250	7,709
	First Interstate BancSystem Inc. Class A	195,749	7,452
	United Community Banks Inc.	235,079	7,389
	Simmons First National Corp. Class A	285,473	7,340
	First Hawaiian Inc.	282,667	7,239
	Eastern Bankshares Inc.	364,891	7,104
	Bank of Hawaii Corp.	88,162	7,007
	Associated Banc-Corp.	330,152	6,834
	First BanCorp. (XNYS)	454,421	6,784
	Pacific Premier Bancorp Inc.	207,946	6,771
	Ameris Bancorp	145,795	6,647
	Cathay General Bancorp	158,537	6,517
*	Texas Capital Bancshares Inc.	111,153	6,283
	Independent Bank Group Inc.	84,794	6,197
	BOK Financial Corp.	68,111	5,869
	Atlantic Union Bankshares Corp.	166,075	5,856
	Fulton Financial Corp.	357,546	5,667
	First Merchants Corp.	130,275	5,362
	International Bancshares Corp.	125,664	5,269
*	Silvergate Capital Corp. Class A	66,961	5,256
	Columbia Banking System Inc.	173,539	5,232
	Seacoast Banking Corp. of Florida	134,942	4,620
	WesBanco Inc.	135,106	4,602
	Towne Bank	152,190	4,487
	Park National Corp.	35,756	4,423
	First Financial Bancorp	208,309	4,370
	Banner Corp.	74,571	4,333
	Sandy Spring Bancorp Inc.	99,459	4,212
[1]	Hilltop Holdings Inc.	139,846	4,197
	Heartland Financial USA Inc.	93,216	4,123
	Lakeland Financial Corp.	55,219	3,985
	Hope Bancorp Inc.	266,004	3,878
	Renasant Corp.	123,032	3,807
*	Triumph Bancorp Inc.	52,270	3,802
	Trustmark Corp.	128,720	3,744
	Veritex Holdings Inc.	107,768	3,714
	Enterprise Financial Services Corp.	78,492	3,635
	Westamerica BanCorp.	59,925	3,608
	BancFirst Corp.	39,663	3,599
	NBT Bancorp Inc.	95,506	3,532
	FB Financial Corp.	83,986	3,529
	Eagle Bancorp Inc.	71,132	3,525
	Stock Yards Bancorp Inc.	58,652	3,460
	Northwest Bancshares Inc.	266,072	3,430
	OFG Bancorp	109,088	3,092
	TriCo Bancshares	66,192	3,001
	First Bancorp (XNGS)	78,751	2,951
	Live Oak Bancshares Inc.	71,698	2,879
	OceanFirst Financial Corp.	142,737	2,879
	First Commonwealth Financial Corp.	204,547	2,866
*	Customers Bancorp Inc.	68,422	2,826
	City Holding Co.	33,403	2,742

		Shares	Market Value ($000)
	First Busey Corp.	115,533	2,709
	Southside Bancshares Inc.	66,500	2,682
	Meta Financial Group Inc.	64,489	2,681
	Berkshire Hills Bancorp Inc.	101,655	2,654
	National Bank Holdings Corp. Class A	65,089	2,652
	S&T Bancorp Inc.	86,388	2,541
	First Foundation Inc.	112,197	2,530
	Banc of California Inc.	130,329	2,508
*	Bancorp Inc.	114,520	2,385
	Brookline Bancorp Inc.	168,089	2,382
	Dime Community Bancshares Inc.	74,805	2,352
*	Nicolet Bankshares Inc.	28,509	2,277
	Tompkins Financial Corp.	29,072	2,216
	Preferred Bank	31,712	2,173
	German American Bancorp Inc.	56,772	2,159
	Premier Financial Corp.	79,157	2,151
	ConnectOne Bancorp Inc.	77,562	2,138
	Lakeland Bancorp Inc.	133,048	2,065
	QCR Holdings Inc.	36,593	2,028
	Heritage Financial Corp.	75,891	1,981
	Washington Trust Bancorp Inc.	38,641	1,940
*	TriState Capital Holdings Inc.	63,128	1,930
	1st Source Corp.	40,936	1,925
	Origin Bancorp Inc.	47,191	1,844
	Amerant Bancorp Inc.	61,744	1,819
	Peoples Bancorp Inc.	62,436	1,784
	HomeStreet Inc.	44,176	1,781
	Allegiance Bancshares Inc.	43,730	1,760
	Univest Financial Corp.	66,136	1,753
*	Metropolitan Bank Holding Corp.	20,709	1,599
	Heritage Commerce Corp.	136,808	1,569
	First Mid Bancshares Inc.	40,507	1,525
	Hanmi Financial Corp.	64,973	1,516
	Horizon Bancorp Inc.	83,590	1,502
	Flushing Financial Corp.	64,051	1,480
	HarborOne Bancorp Inc.	103,216	1,475
	Community Trust Bancorp Inc.	34,753	1,461
*	CrossFirst Bankshares Inc.	107,446	1,443
	Central Pacific Financial Corp.	59,707	1,441
	Camden National Corp.	31,787	1,407
	Great Southern Bancorp Inc.	23,530	1,396
	First Bancorp Inc. (XNMS)	45,622	1,373
	Midland States Bancorp Inc.	46,649	1,254
	Cambridge Bancorp	14,879	1,242
	Peapack-Gladstone Financial Corp.	36,603	1,234
	Byline Bancorp Inc.	48,761	1,218
	First Financial Corp.	26,927	1,211
	Arrow Financial Corp.	36,371	1,205
	Bank of Marin Bancorp	36,340	1,196
	CBTX Inc.	39,594	1,125
	Mercantile Bank Corp.	32,962	1,089
	Republic Bancorp Inc. Class A	21,500	988
	First Community Bankshares Inc.	33,654	969
*	Coastal Financial Corp.	22,926	905
	Amalgamated Financial Corp.	35,189	765
			3,782,586
Capital Markets (26.3%)
	S&P Global Inc.	780,358	272,719

		Shares	Market Value ($000)
	Morgan Stanley	2,943,730	253,573
	Goldman Sachs Group Inc.	744,597	243,372
	BlackRock Inc.	335,064	224,185
	Charles Schwab Corp.	3,192,782	223,814
	Blackstone Inc.	1,543,440	181,802
	CME Group Inc.	791,997	157,473
	Intercontinental Exchange Inc.	1,238,349	126,795
	Moody's Corp.	367,400	110,797
	MSCI Inc. Class A	178,961	79,163
	Bank of New York Mellon Corp.	1,682,986	78,444
	Ameriprise Financial Inc.	243,893	67,380
	KKR & Co. Inc.	1,223,976	67,086
	State Street Corp.	806,144	58,437
	T Rowe Price Group Inc.	402,257	51,123
	Northern Trust Corp.	434,926	48,603
	Raymond James Financial Inc.	411,490	40,528
	Nasdaq Inc.	253,426	39,347
	LPL Financial Holdings Inc.	176,409	34,610
	FactSet Research Systems Inc.	83,248	31,782
	Cboe Global Markets Inc.	234,632	26,351
	MarketAxess Holdings Inc.	83,224	23,443
	Ares Management Corp. Class A	320,466	22,808
*,1	Coinbase Global Inc. Class A	264,083	20,625
	Franklin Resources Inc.	662,953	17,953
	Carlyle Group Inc.	431,625	16,630
	Tradeweb Markets Inc. Class A	235,665	15,933
	SEI Investments Co.	258,649	15,113
	Stifel Financial Corp.	234,381	15,040
	Invesco Ltd.	763,517	14,766
	Morningstar Inc.	56,772	14,592
	Jefferies Financial Group Inc.	426,070	14,069
	Interactive Brokers Group Inc. Class A	205,395	12,640
	Affiliated Managers Group Inc.	87,582	11,703
	Evercore Inc. Class A	84,471	9,647
	Houlihan Lokey Inc. Class A	111,138	9,551
	Janus Henderson Group plc	316,313	8,892
	Blue Owl Capital Inc. Class A	535,277	6,712
	Federated Hermes Inc.	192,424	6,537
	Moelis & Co. Class A	137,452	6,449
*,1	Robinhood Markets Inc. Class A	570,603	5,740
	Artisan Partners Asset Management Inc. Class A	146,293	5,619
	Hamilton Lane Inc. Class A	78,537	5,462
	Virtu Financial Inc. Class A	203,676	5,322
	Piper Sandler Cos.	40,355	5,318
*	Focus Financial Partners Inc. Class A	129,470	4,881
	Cohen & Steers Inc.	58,366	4,448
	PJT Partners Inc. Class A	50,120	3,801
	Virtus Investment Partners Inc.	16,979	3,271
*	Open Lending Corp. Class A	236,168	3,108
	StepStone Group Inc. Class A	106,428	2,901
*	StoneX Group Inc.	37,899	2,845
	BGC Partners Inc. Class A	677,956	2,210
*	Donnelley Financial Solutions Inc.	66,230	2,060
	B Riley Financial Inc.	32,660	1,775
*	Blucora Inc.	96,489	1,707
*,1	Freedom Holding Corp.	38,884	1,655
	Brightsphere Investment Group Inc.	76,820	1,566
	Cowen Inc. Class A	57,107	1,516

		Shares	Market Value ($000)
	WisdomTree Investments Inc.	236,305	1,406
	Diamond Hill Investment Group Inc.	7,072	1,323
	Bridge Investment Group Holdings Inc. Class A	58,868	1,137
	Victory Capital Holdings Inc. Class A	37,471	1,060
	Perella Weinberg Partners Class A	93,828	704
	Associated Capital Group Inc. Class A	6,960	276
	GAMCO Investors Inc. Class A	11,753	242
			2,751,840
Consumer Finance (5.7%)
	American Express Co.	1,422,210	240,098
	Capital One Financial Corp.	912,237	116,639
	Discover Financial Services	627,360	71,199
	Synchrony Financial	1,147,782	42,514
	Ally Financial Inc.	733,585	32,307
	SLM Corp.	615,267	12,053
	OneMain Holdings Inc.	266,647	11,748
*	Credit Acceptance Corp.	17,094	10,176
*,1	SoFi Technologies Inc.	1,303,398	9,749
*,1	Upstart Holdings Inc.	148,159	7,467
	FirstCash Holdings Inc.	90,766	6,776
	Navient Corp.	334,883	5,358
*	PRA Group Inc.	96,671	3,577
*	PROG Holdings Inc.	121,412	3,544
*	LendingClub Corp.	222,505	3,498
*	Encore Capital Group Inc.	53,889	3,293
*	Green Dot Corp. Class A	108,645	3,133
	Nelnet Inc. Class A	33,379	2,827
*	Enova International Inc.	73,695	2,327
*	LendingTree Inc.	27,139	1,713
*	World Acceptance Corp.	7,838	1,161
	Curo Group Holdings Corp.	38,996	339
*	NerdWallet Inc. Class A	23,344	272
			591,768
Diversified Financial Services (9.6%)
*	Berkshire Hathaway Inc. Class B	2,844,449	898,789
	Apollo Global Management Inc.	880,222	50,736
	Equitable Holdings Inc.	857,887	26,088
	Voya Financial Inc.	233,425	16,015
	Jackson Financial Inc. Class A	115,686	4,212
*	Cannae Holdings Inc.	171,246	3,471
	Compass Diversified Holdings	137,766	3,125
	A-Mark Precious Metals Inc.	20,116	1,530
			1,003,966
Insurance (19.9%)
	Chubb Ltd.	939,239	198,452
	Marsh & McLennan Cos. Inc.	1,107,923	177,212
	Progressive Corp.	1,287,871	153,746
	Aon plc Class A (XNYS)	471,520	129,984
	American International Group Inc.	1,794,290	105,289
	MetLife Inc.	1,546,971	104,250
	Travelers Cos. Inc.	531,842	95,221
	Prudential Financial Inc.	827,964	87,971
	Allstate Corp.	612,948	83,784
	Aflac Inc.	1,359,488	82,344
	Arthur J Gallagher & Co.	459,258	74,372
	Willis Towers Watson plc	259,275	54,725
	Hartford Financial Services Group Inc.	730,356	52,958

		Shares	Market Value ($000)
	Cincinnati Financial Corp.	335,616	42,912
	Principal Financial Group Inc.	575,186	41,948
*	Markel Corp.	29,971	41,043
*	Arch Capital Group Ltd.	834,833	39,621
	W R Berkley Corp.	467,289	33,238
	Brown & Brown Inc.	528,395	31,371
	Loews Corp.	464,609	30,427
	Fidelity National Financial Inc.	593,077	25,087
*	Alleghany Corp.	29,803	24,849
	Everest Re Group Ltd.	86,624	24,471
	American Financial Group Inc.	159,716	22,568
	Assurant Inc.	121,489	21,466
	Lincoln National Corp.	360,740	20,898
	Globe Life Inc.	207,817	20,277
	Reinsurance Group of America Inc.	147,910	18,614
	Unum Group	450,086	16,406
	Old Republic International Corp.	646,099	15,455
	RenaissanceRe Holdings Ltd.	96,868	14,871
	First American Financial Corp.	240,075	14,546
	Hanover Insurance Group Inc.	78,219	11,467
	Primerica Inc.	87,055	10,969
	RLI Corp.	89,604	10,853
	Selective Insurance Group Inc.	132,580	10,514
	Kinsale Capital Group Inc.	47,711	10,491
	Axis Capital Holdings Ltd.	177,407	10,391
	Erie Indemnity Co. Class A	56,148	9,419
*	Brighthouse Financial Inc.	168,758	8,289
	White Mountains Insurance Group Ltd.	6,651	8,280
	Assured Guaranty Ltd.	138,185	8,132
	Kemper Corp.	141,119	7,455
	American Equity Investment Life Holding Co.	173,169	6,972
*	Ryan Specialty Group Holdings Inc. Class A	182,409	6,853
*	Enstar Group Ltd.	25,472	5,908
	CNO Financial Group Inc.	260,913	5,367
*	Trupanion Inc.	76,232	5,098
*	Genworth Financial Inc. Class A	1,104,996	4,475
	Horace Mann Educators Corp.	92,267	3,733
*	Palomar Holdings Inc.	56,029	3,482
	Stewart Information Services Corp.	59,642	3,310
	Argo Group International Holdings Ltd.	75,888	3,215
*	BRP Group Inc. Class A	126,713	3,196
	Safety Insurance Group Inc.	32,280	2,998
	Mercury General Corp.	61,107	2,991
	ProAssurance Corp.	119,109	2,645
	Employers Holdings Inc.	60,474	2,504
	Goosehead Insurance Inc. Class A	42,264	2,188
	AMERISAFE Inc.	43,304	2,183
	James River Group Holdings Ltd.	80,418	2,055
*,1	Lemonade Inc.	88,216	1,984
	United Fire Group Inc.	48,588	1,575
*	MBIA Inc.	100,360	1,406
	HCI Group Inc.	19,674	1,337
*	SiriusPoint Ltd.	192,744	1,079
	National Western Life Group Inc. Class A	5,087	1,064
*	Hippo Holdings Inc.	625,003	888
*	Hagerty Inc. Class A	54,570	607
*	Oscar Health Inc. Class A	91,543	443
			2,086,192

		Shares	Market Value ($000)
Mortgage Real Estate Investment Trusts (REITs) (1.3%)
	Annaly Capital Management Inc.	3,443,127	22,759
	Starwood Property Trust Inc.	670,535	16,019
	AGNC Investment Corp.	1,148,447	14,046
	New Residential Investment Corp.	1,027,141	11,607
	Blackstone Mortgage Trust Inc. Class A	353,177	10,987
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	188,236	7,166
	Chimera Investment Corp.	517,316	5,070
	Arbor Realty Trust Inc.	300,919	4,941
	Two Harbors Investment Corp.	763,161	4,075
	Apollo Commercial Real Estate Finance Inc.	292,570	3,724
	PennyMac Mortgage Investment Trust	211,369	3,420
	Ladder Capital Corp. Class A	257,876	2,981
	MFA Financial Inc. REIT	214,040	2,894
	Redwood Trust Inc.	251,834	2,569
	New York Mortgage Trust Inc.	818,623	2,481
	Ready Capital Corp.	155,398	2,281
	Broadmark Realty Capital Inc.	293,562	2,169
	KKR Real Estate Finance Trust Inc.	100,842	2,059
	Brightspire Capital Inc. Class A	213,618	1,899
	Ellington Financial Inc.	122,215	1,893
	Ares Commercial Real Estate Corp.	113,198	1,664
	ARMOUR Residential REIT Inc.	210,721	1,593
	Franklin BSP Realty Trust Inc. REIT	96,406	1,492
	Dynex Capital Inc.	81,881	1,335
	Invesco Mortgage Capital Inc.	749,812	1,335
	Granite Point Mortgage Trust Inc.	117,034	1,287
	TPG RE Finance Trust Inc.	117,818	1,236
[1]	Orchid Island Capital Inc.	375,830	1,173
			136,155
Thrifts & Mortgage Finance (1.0%)
	Essent Group Ltd.	239,629	10,254
	New York Community Bancorp Inc.	1,023,871	10,218
	MGIC Investment Corp.	695,457	9,688
	Radian Group Inc.	386,717	8,318
	Walker & Dunlop Inc.	68,828	7,317
*	Mr Cooper Group Inc.	154,494	6,699
	WSFS Financial Corp.	143,546	6,141
	PennyMac Financial Services Inc.	102,740	5,036
	Washington Federal Inc.	144,217	4,680
*	Axos Financial Inc.	117,444	4,539
	Flagstar Bancorp Inc.	116,274	4,480
	Provident Financial Services Inc.	161,237	3,707
*	NMI Holdings Inc. Class A	181,598	3,380
	Capitol Federal Financial Inc.	293,113	2,975
[1]	Rocket Cos. Inc. Class A	300,649	2,727
	Federal Agricultural Mortgage Corp. Class C	20,476	2,150
	Kearny Financial Corp.	141,149	1,752
*	Columbia Financial Inc.	82,506	1,715
	TrustCo Bank Corp. NY	43,927	1,415
	Northfield Bancorp Inc.	97,127	1,291
	Hingham Institution for Savings	3,076	993
	Merchants Bancorp	38,095	971
			100,446
Total Common Stocks (Cost $9,820,882)			10,452,953

		Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 0.854% (Cost $28,976)	289,800	28,977
Total Investments (100.2%) (Cost $9,849,858)			10,481,930
Other Assets and Liabilities—Net (-0.2%)			(17,550)
Net Assets (100.0%)			10,464,380
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,695,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $27,136,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
T Rowe Price Group Inc.	8/31/22	BANA	12,709	(0.220)	—	(2)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
At May 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $699,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	10,452,953	—	—	10,452,953
Temporary Cash Investments	28,977	—	—	28,977
Total	10,481,930	—	—	10,481,930
Derivative Financial Instruments
Liabilities
Swap Contracts	—	2	—	2